Right of use assets (Tables)	12 Months Ended
Dec. 31, 2024
Right of use assets
Schedule of right of use asset disclosures

	Land and buildings £m	Plant and equipment £m	Vehicles £m	Total £m
Net book value at 1 January 2023	128	–	14	142
Exchange adjustments	(6)	–	(1)	(7)
Additions	39	1	13	53
Depreciation	(39)	–	(10)	(49)
Disposals and write-offs	(17)	–	–	(17)
Net book value at 31 December 2023	105	1	16	122
Hyperinflation adjustment	–	–	–	–
Exchange adjustments	(3)	–	(1)	(4)
Additions	29	–	19	48
Depreciation	(39)	(1)	(13)	(53)
Disposals and write-offs	(1)	–	–	(1)
Net book value at 31 December 2024	91	–	21	112